SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Balance as of January 1	133,916,229	124,223,182
Own shares held by the Group	(917,998)	(5,277,220)
Share based compensation	5,564,808	6,444,944
Issuance of shares in IPO	15,568,590	0
Issuance of Restricted shares	370,000	0
Shares issued in business combination	0	8,525,323
Issued and paid-in share capital as of December 31	154,501,629	133,916,229
Authorized share capital	500,000,000	300,000,000